DWS CROCI Equity Dividend Fund Investment Objectives and Goals - DWS CROCI Equity Dividend Fund	Feb. 25, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DWS CROCI® Equity Dividend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to achieve a high rate of total return.